PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - IMPACT ON SEGMENT DISCLOSURE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Assets	¥ 1,733,805	¥ 1,760,286	¥ 1,597,401
Liabilities	¥ 850,947	882,982	¥ 739,403
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		267,860
Liabilities		192,872
Exploration and production | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		79,263
Liabilities		78,041
Refining | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		32,839
Liabilities		26,094
Marketing and distribution | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		120,983
Liabilities		62,237
Chemicals | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		19,124
Liabilities		12,252
Corporate and others | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets		15,651
Liabilities		¥ 14,248